Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 667,743	$ 654,699
Property Net	1,577,562	1,573,503
Net Rent Receivables	159,345	152,386
Prepaid Advertising	14,711	18,468
Other Assets	19,500	24,577
TOTAL	2,438,861	2,423,633
LIABILITIES:
Distribution due to Partners	209,938	209,938
Incentive Management Fee Liability	16,134
Property Management Fee Liability	12,720	11,620
Deferred Income	33,703	32,776
Accrued Expenses	24,724	31,388
Other Liabilities	26,510	19,424
Total Liabilities	323,729	305,146
PARTNERS' EQUITY:
General Partners	(70,036)	(70,002)
Limited Partners	2,185,168	2,188,489
Total Partners' Equity	2,115,132	2,118,487
TOTAL	$ 2,438,861	$ 2,423,633